Intangible assets - Sensitivity to change in key assumptions (Details) - McDowell's No.1 whisky, rum and brandy £ in Millions	12 Months Ended
Jun. 30, 2023 GBP (£)
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Carrying amount of asset or cash-generating unit	£ 379
Headroom
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Headroom	£ 0
Increase in discount rate
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Reasonably possible change	1.00%
Potential impairment loss	£ 38
Decrease in terminal growth rate
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Reasonably possible change	1.00%
Potential impairment loss	£ 26
Decrease in annual growth rate in forecast period 2024-2029
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Reasonably possible change	2.00%
Potential impairment loss	£ 67
Decrease in cash flows(1)
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Reasonably possible change	10.00%
Potential impairment loss	£ 76